Stockholders Equity (Details) - Warrant [Member] - Level Two [Member] - $ / shares	2 Months Ended	3 Months Ended	12 Months Ended
	Jun. 30, 2018	Sep. 30, 2019	Jun. 30, 2019
Number of Shares, Beginning	11,645,654		14,655,664
Granted	11,645,654	617,333	3,010,000
Exercised
Forfeit or cancelled
Number of Shares, Ending		15,272,997	14,655,664
Weighted Average Exercise Price, Beginning		$ 1.14	$ 1.04
Granted	$ 1.04	0.86	1.51
Exercised
Forfeit or cancelled
Weighted Average Exercise Price, Ending		$ 1.13